Document And Entity Information	Jan. 13, 2023
Document Information Line Items
Entity Registrant Name	Osprey Bitcoin Trust
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001767057
Document Period End Date	Jan. 13, 2023
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity File Number	000-56307
Entity Tax Identification Number	83-2424407
Entity Address, Address Line One	1241 Post Road
Entity Address, City or Town	Fairfield
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06824
City Area Code	914
Local Phone Number	214-4697
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None